Performance Management	Dec. 31, 2025
Oberweis Global Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	40.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(24.28%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025) Oberweis Global Opportunities Fund
Performance Table Narrative

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index with characteristics relevant to the Fund. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
	1 YEAR	5 YEARS	10 YEARS
Investor Class
Return Before Taxes	19.38%	4.48%	9.03%
Return After Taxes on Distributions	16.20%	2.64%	7.42%
Return After Taxes on Distributions and Sale of Fund Shares	13.76%	3.30%	7.07%
Institutional Class (Return Before Taxes)	19.68%	4.75%	9.34%[1]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	8.18%
MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)	19.72%	7.29%	9.32%

[1] Since the inception of the institutional class on May 1, 2017.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	oberweisfunds.com
Performance Availability Phone [Text]	800-245-7311
Oberweis Micro-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	35.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(32.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Narrative

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index with characteristics relevant to the Fund. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Average Annual Total Returns (for the Periods Ended December 31, 2025)

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
	1 YEAR	5 YEARS	10 YEARS
Investor Class
Return Before Taxes	14.71%	18.10%	17.66%
Return After Taxes on Distributions	14.34%	16.50%	16.03%
Return After Taxes on Distributions and Sale of Fund Shares	8.98%	14.19%	14.34%
Institutional Class (Return Before Taxes)	15.02%	18.42%	16.67%[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell Microcap Growth Index (reflects no deduction for fees, expenses or taxes)	21.84%	2.81%	7.82%

[1] Since the inception of the institutional class on May 1, 2017.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	oberweisfunds.com
Performance Availability Phone [Text]	800-245-7311
Oberweis Small-Cap Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	30.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(25.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025) Oberweis Small-Cap Opportunities Fund
Performance Table Narrative

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index with characteristics relevant to the Fund. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance [Table]
	1 YEAR	5 YEARS	10 YEARS
Investor Class
Return Before Taxes	14.28%	14.41%	15.05%
Return After Taxes on Distributions	14.28%	12.99%	13.16%
Return After Taxes on Distributions and Sale of Fund Shares	8.45%	11.00%	11.74%
Institutional Class (Return Before Taxes)	14.62%	14.69%	15.28%[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%

[1] Since the inception of the institutional class on May 1, 2017.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	oberweisfunds.com
Performance Availability Phone [Text]	800-245-7311
Oberweis International Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	[1] Since the inception of the Institutional class on December 23, 2023.
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	48.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(24.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025). Oberweis International Opportunities Fund
Performance Table Narrative

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
	1 YEAR	5 YEARS	10 YEARS
Investor Class
Return Before Taxes	30.71%	(1.18)%	6.58%
Return After Taxes on Distributions	30.13%	(2.23)%	5.18%
Return After Taxes on Distributions and Sale of Fund Shares	18.18%	(.95)%	4.94%
Institutional Class (Return Before Taxes)	31.07%	19.09%[1]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	8.18%
MSCI World EX US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	29.69%	3.16%	7.43%

[1] Since the inception of the Institutional class on December 23, 2023.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	oberweisfunds.com
Performance Availability Phone [Text]	800-245-7311
Oberweis China Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	32.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(26.06%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025) Oberweis China Opportunities Fund
Performance Table Narrative

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.
Performance [Table]
	1 YEAR	5 YEARS	10 YEARS
Investor Class
Return Before Taxes	40.88%	(3.70)%	6.29%
Return After Taxes on Distributions	40.31%	(5.57)%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares	24.20%	(2.90)%	4.71%
Institutional Class (Return Before Taxes)	41.20%	(3.45)%	6.83%[1]
MSCI China Net Index (reflects no deduction for fees, expenses or taxes)	31.17%	(3.20)%	5.54%

[1] Since the inception of the institutional class on May 1, 2017.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	oberweisfunds.com
Performance Availability Phone [Text]	800-245-7311
Oberweis Focused International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	12.62%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(6.13%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025) Oberweis Focused International Growth Fund
Performance Table Narrative

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).
Performance [Table]
	1 YEAR	SINCE INCEPTION[1]
Institutional Class
Return Before Taxes	35.83%	8.71%
Return After Taxes on Distributions	35.43%	8.14%
Return After Taxes on Distributions and Sale of Fund Shares	21.21%	6.50%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.22%	10.71%

[1] Since the inception of the Fund on April 1, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	oberweisfunds.com
Performance Availability Phone [Text]	800-245-7311